The Victory Portfolios

Balanced Fund                             Institutional Money Market Fund           Ohio Municipal Bond Fund
Convertible Fund                          Intermediate Income Fund                  Ohio Municipal Money Market Fund
Diversified Stock Fund                    International Fund                        Prime Obligations Fund
Established Value Fund                    LifeChoice Conservative Investor Fund     Real Estate Fund
Federal Money Market Fund                 LifeChoice Growth Investor Fund           Small Company Opportunity Fund
Financial Reserves Fund                   LifeChoice Moderate Investor Fund         Special Value Fund
Fund for Income                           Nasdaq-100 Index(R)Fund                    Stock Index Fund
Gradison Government Reserves Fund         National Municipal Bond Fund              Tax-Free Money Market Fund
Growth Fund                               New York Municipal Bond Fund              Value Fund

                    Supplement dated December 27, 2002 to the
             Statement of Additional Information dated March 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectuses of the Funds listed above, as amended or supplemented from time to time (the "Prospectuses"). The Prospectus of each Fund is dated March 1, 2002. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Victory Funds at P.O. Box 182593 Columbus, Ohio 43218-2593, or by calling toll free 800-539-FUND (800-539-3863).

The Funds' audited financial statements for the fiscal year ended October 30, 2001 are incorporated in this SAI by reference to the Funds' 2001 annual report to shareholders (File No. 811-4852). You may obtain a copy of the Funds' annual report at no charge by request to the Funds at the address or phone number noted above.

INVESTMENT ADVISER and SUB-ADMINISTRATOR     DIVIDEND DISBURSING AGENT
Victory Capital Management Inc.              and SERVICING AGENT
                                             BISYS Fund Services Ohio, Inc.
ADMINISTRATOR
BISYS Fund Services, Inc.                    CUSTODIAN
                                             KeyBank National Association
DISTRIBUTOR
BISYS Fund Services Limited Partnership      INDEPENDENT ACCOUNTANTS
                                             PricewaterhouseCoopers LLP
TRANSFER AGENT
BISYS Fund Services Ohio, Inc.               COUNSEL
                                             Kramer Levin Naftalis & Frankel LLP


    1. On page 1, the following information modifies the SAI's introductory paragraphs:

        Liquidations. On December 3, 2002, the Board of Trustees of The Victory Portfolios (the "Trust") approved a plan to liquidate the LifeChoice Conservative Investor, LifeChoice Moderate Investor, LifeChoice Growth Investor and Nasdaq-100 Index(R) Funds. The Plans of Liquidation provide that each such Fund will liquidate its assets on or about March 28, 2003. Upon the liquidation, each such Fund will redeem all shares and will distribute its assets, in cash, pro rata to all remaining shareholders. Effective February 28, 2003, shares of these Funds will no longer be available for purchase.

        Redesignation of Class G Shares. Effective January 1, 2003, Class G shares of the Fund for Income and the Balanced, Diversified Stock, Established Value, Growth, International, Real Estate, Small Company Opportunity, Special Value, Stock Index and Value Funds are redesignated as "Class R shares." Class R shares are available for purchase only by certain retirement accounts or by shareholders who own Class G Shares on December 31, 2002. In addition, effective January 1, 2003, Class G shares of the Gradison Government Reserves Fund are redesignated as "Select shares." Where appropriate, all references in this SAI to Class G shares of these Funds are changed to Class R or Select shares, as applicable.

                                  VP-SAI-SUPP3

        Reclassification of Class G Shares. Effective January 17, 2003, Class G shares of each of the Convertible, Intermediate Income, National Municipal Bond, New York Municipal Bond and Ohio Municipal Bond Funds are reclassified as Class A shares. Until this date, holders of Class G shares of these Funds may exchange their shares for Class R shares of any other Fund.

    2.  Convertible Fund -- Reduction of Class A Shares Sales Load.

        Effective December 31, 2002, the maximum sales charge applied to purchases of Class A shares of the Convertible Fund will decrease from 5.75% to 2.00%. The following information modifies various sections of the SAI, as shown below. In each case, the applicable maximum sales charge is 2.00% and the inception date of the class is April 14, 1988.

        >> On page 61, under "Performance -- Performance of the Non-Money Market Funds -- Standardized Yield," the yield on Class A shares of the Convertible Fund for the 30-day period ended October 31, 2001 was 2.65%.

        >> On page 62, under "Performance -- Performance of the Non-Money Market Funds -- Dividend Yield and Distribution Returns," the dividend yields on Class A shares of the Convertible Fund at maximum offering price and net asset value per share ("NAV"), and distribution returns on Class A shares at maximum offering price and NAV for the one year period ended October 31, 2001 were 3.03%, 3.09%, 16.21% and 16.54%, respectively.

        >> On page 64, under "Performance -- Performance of the Non-Money Market Funds -- Total Returns Before Taxes," the following table replaces the before-tax performance information with respect to Class A shares of the Convertible Fund, at the maximum offering price:

------------------------ ------------------- ----------------- ------------------ -------------------
 Average Annual Total     Cumulative Total       One-Year          Five-Year       Ten-Year Average
Return for the Life of     Return for the     Average Annual    Average Annual       Annual Total
       the Fund           Life of the Fund     Total Return      Total Return           Return
------------------------ ------------------- ----------------- ------------------ -------------------
               10.09%             267.89%           -10.05%              7.17%               9.81%
------------------------ ------------------- ----------------- ------------------ -------------------

        >> On page 65, under "Performance -- Performance of the Non-Money Market Funds -- Total Returns After Taxes on Distributions," the following table replaces the after-tax on distribution performance information with respect to Class A shares of the Convertible Fund, at the maximum offering price:

         ----------------------------------------------------------------------------------------------------
          Average Annual Total Return    One-Year Average      Five-Year Average    Ten-Year Average Annual
           for the Life of the Fund     Annual Total Return   Annual Total Return        Total Return
         ----------------------------------------------------------------------------------------------------
                              6.92%               -13.93%                 3.50%                     6.43%
         ----------------------------------------------------------------------------------------------------

        >> On page 66, under "Performance -- Performance of the Non-Money Market Funds -- Total Returns After Taxes on Distributions and Redemptions," the following table replaces the after-tax on distribution and redemption performance information with respect to Class A shares of the Convertible Fund, at the maximum offering price:

         ----------------------------------------------------------------------------------------------------
          Average Annual Total Return    One-Year Average      Five-Year Average    Ten-Year Average Annual
           for the Life of the Fund     Annual Total Return   Annual Total Return        Total Return
         ----------------------------------------------------------------------------------------------------
                              6.89%                -4.96%                 4.19%                     6.49%
         ----------------------------------------------------------------------------------------------------

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                                  VP-SAI-SUPP3

        >> On page 71, under "Additional Purchase, Exchange, And Redemption Information -- Purchasing Shares -- Dealer Reallowances," the correct information with respect to the amount of the front end sales load that is reallowed to dealers as a percentage of the offering price of Class A shares of the Convertible Fund is as follows:

            The following table shows the amount of the front end sales load that is reallowed to dealers as a percentage of the offering price of the Class A shares of the Convertible, Fund for Income, Intermediate Income, National Municipal Bond, New York Municipal Bond and Ohio Municipal Bond Funds.

         -----------------------------------------------------------------------------------------------------------
                Amount of Purchase                 Initial Sales Charge:               Concession to Dealers:
                                                    % of Offering Price                 % of Offering Price
         -----------------------------------------------------------------------------------------------------------
              Up to $49,999                                  2.00%                              1.50%
         -----------------------------------------------------------------------------------------------------------
              $50,000 to $99,999                             1.75%                              1.25%
         -----------------------------------------------------------------------------------------------------------
              $100,000 to $249,999                           1.50%                              1.00%
         -----------------------------------------------------------------------------------------------------------
              $250,000 to $499,999                           1.25%                              0.75%
         -----------------------------------------------------------------------------------------------------------
              $500,000 to $999,999                           1.00%                              0.50%
         -----------------------------------------------------------------------------------------------------------
              $1,000,000 and above                           0.00%*                                **
         -----------------------------------------------------------------------------------------------------------

    * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% will be imposed on any of such shares redeemed within the first year after purchase. This charge will be based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.
    ** Investment professionals may be paid at a rate of 1.00% of the purchase price on amounts up to $2,999,999; 0.75% on amounts from $3 million to $4,999,999; 0.50% on amounts from $5 million to $19,999,999 and 0.25% on amounts of $20,000,000 or more. Investment professionals may be paid at a rate of 0.50% of the purchase price on eligible retirement plan sales on amounts up to $19,999,999 and 0.25% on amounts of $20,0000,000 or more. A CDSC of up to 1.00% may be imposed at the plan level based on the initial investment for qualified plans. The information in this footnote is effective as of January 2, 2003.

3. The following modifies the section entitled "Trustees and Officers -- Board of Trustees, beginning at page 82:

    Dr. Harry Gazelle retired as a Trustee as of November 16, 2002.

4. The information on page 86, under "Trustees and Officers -- Officers," is modified as follows:

    Effective December 3, 2002, Darrin Dugenske resigned as Secretary of the Trust.

    Effective December 3, 2002, Cynthia Lee Lindsey, 44, began service as Secretary of the Trust. Since October 2002, Ms. Lindsey has been Director of Client Services of BISYS Fund Services; from November 1997 to October 2002, she was Director of Securities Lending of BISYS Fund Services.

5. On page 98, under "Advisory And Other Contracts -- Administrator," replace the first two paragraphs with the following:

    BISYS Fund Services, Inc. (the "Administrator") serves as administrator to the Funds pursuant to an administration agreement dated April 1, 2002 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser or the Sub-Adviser under their respective agreements), subject to the supervision of the Trustees.

    For the services rendered to the Funds and related expenses borne by the Administrator, the Fund complex pays the Administrator an annual fee, computed daily and paid monthly, at the following annual rates based on the average daily net assets of the Fund complex: 0.14% for the first $8 billion in assets, 0.10% for the

                                       3
                                  VP-SAI-SUPP3
    next $17 billion in assets and 0.08% for all assets exceeding $25 billion. The Administrator may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders."

6. On page 99, under "Advisory And Other Contracts -- Sub-Administrator," please replace the first two paragraphs with the following:

    The Adviser serves as sub-administrator to the Trust pursuant to a sub-administration agreement dated April 1, 2002 (the "Sub-Administration Agreement"). As sub-administrator, the Adviser assists the Administrator in all aspects of the operations of the Trust, except those performed by the Adviser under its Investment Advisory Agreement.

    For services provided under the Sub-Administration Agreement, the Administrator pays the Adviser a fee, calculated at the annual rate of up to 0.03% of the Fund complex net assets. Except as otherwise provided in the Administration Agreement, the Adviser shall pay all expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund during the term of the Administration Agreement, including any renewals of that agreement, and will terminate upon the termination of the Administration Agreement.

7. On page 100, please replace the first sentence in the paragraph under "Advisory And Other Contracts -- Transfer Agent," with the following:

    BISYS Fund Services Ohio, Inc. ("BISYS") serves as transfer agent for the Funds pursuant to a transfer agency agreement dated April 1, 2002.

8. On page 103, under "Advisory And Other Contracts -- Fund Accountant," please replace the first paragraph with the following:

    BISYS serves as Fund Accountant for all of the Funds pursuant to a fund accounting agreement with the Trust dated April 1, 2002. The Fund Accountant calculates each Fund's NAV, the dividend and capital gain distribution, if any, and the yield. The Fund Accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. For each Equity Fund, other than the LifeChoice Funds, the Fund Accountant is entitled to receive an annual fee of $60,000. Any Equity Fund with average daily net assets of less than $175 million as of April 1, 2002 will pay an annual fee of only $35,000 until that Fund's average daily net assets reach $175 million. For each LifeChoice Fund, the Fund Accountant is entitled to receive annual fees of 0.02% of the first $100 million of the Fund's average daily net assets, with a minimum charge of $20,000, and 0.01% of assets over $100 million. For each Fixed Income Fund, the Fund Accountant is entitled to receive an annual fee of $50,000. Any Fixed Income Fund with average daily net assets of less than $75 million as of April 1, 2002 will pay an annual fee of only $35,000 until that Fund's average daily net assets reach $75 million. For each Money Market Fund, the Fund Accountant is entitled to receive an annual fee of $100,000. With respect to each Fund (including the LifeChoice Funds), the charges described above do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class and a $5 per security transaction charge.


                                       4
                                  VP-SAI-SUPP3

9.  On page 105, under "Additional Information," please insert the following:

    Additional Information About the Stock Index Fund.

    The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Victory Capital Management Inc. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


















Please insert this Supplement in the front of your Statement of Additional Information. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.

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                                  VP-SAI-SUPP3